UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):	[ ] is a restatement.
							[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	RRZ Investment Management, Inc.
Address:	Two Gateway Center
		603 Stanwix Street, Suite 2050
		Pittsburgh, PA  15222

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	John K. Thornburgh
Title:	President & CEO
Phone:	412-209-2666
Signature, Place, and Date of Signing:
	John K. Thornburgh Pittsburgh, PA	October 31, 2002

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		64
Form 13F Information Table Value Total:	$169,736
List of Other Included Managers:
 No.	13F File Number	  Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ambac Incorporated             COM              023139108     3577 66385.00 SH       SOLE                 66385.00
AmerisourceBergen Corp         COM              03073E105     2920 40885.00 SH       SOLE                 40885.00
Banc One Corporation           COM              06423A103     3307 88410.00 SH       SOLE                 88410.00
Bank of America Corp           COM              060505104     3618 56705.00 SH       SOLE                 56705.00
BellSouth Corp                 COM              079860102     1490 81175.00 SH       SOLE                 81175.00
Black & Decker Corp            COM              091797100     3259 77735.00 SH       SOLE                 77735.00
Cigna Corporation              COM              125509109      677  9575.00 SH       SOLE                  9575.00
Cisco Systems Inc              COM              17275R102     1997 190580.00SH       SOLE                190580.00
Citigroup Inc                  COM              172967101     3191 107613.00SH       SOLE                107613.00
Computer Sciences              COM              205363104     2423 87200.00 SH       SOLE                 87200.00
Coors (Adolph) -CL B           COM              217016104     3839 68195.00 SH       SOLE                 68195.00
Deluxe Corporation             COM              248019101     4694 104180.00SH       SOLE                104180.00
Dial Corporation               COM              25247D101     3856 179700.00SH       SOLE                179700.00
Dollar General                 COM              256669102     2814 209710.00SH       SOLE                209710.00
ESS Technology Inc             COM              269151106     1670 271510.00SH       SOLE                271510.00
Eaton Corporation              COM              278058102      306  4800.00 SH       SOLE                  4800.00
Exelon Corporation             COM              30161N101     2714 57140.00 SH       SOLE                 57140.00
Exxon Mobil Corp.              COM              30231G102     3604 112976.99SH       SOLE                112976.99
Fedex Corp                     COM              31428X106     3956 79000.00 SH       SOLE                 79000.00
Fedl Natl Mtg Assn             COM              313586109     3070 51565.00 SH       SOLE                 51565.00
First Data Corp                COM              319963104     2338 83662.00 SH       SOLE                 83662.00
First Tennessee National Corp  COM              337162101     3046 87865.00 SH       SOLE                 87865.00
Gannett Co Inc Del             COM              364730101     3835 53130.00 SH       SOLE                 53130.00
General Electric Co            COM              369604103     1060 43000.00 SH       SOLE                 43000.00
Gillette Company               COM              375766102     2968 100260.00SH       SOLE                100260.00
Guidant Corp                   COM              401698105     4108 127150.00SH       SOLE                127150.00
Health Care PPTYS Investment   COM              421915109     1457 34210.00 SH       SOLE                 34210.00
Int'l Business Mach            COM              459200101     3272 56115.00 SH       SOLE                 56115.00
Intuit Inc                     COM              461202103      642 14110.00 SH       SOLE                 14110.00
Johnson & Johnson              COM              478160104     4533 83820.00 SH       SOLE                 83820.00
Johnson Controls Inc           COM              478366107     2694 35065.00 SH       SOLE                 35065.00
Kellogg Company                COM              487836108     3553 106860.00SH       SOLE                106860.00
Kimberly-Clark Corp            COM              494368103     3923 69265.00 SH       SOLE                 69265.00
Lockheed Martin Corp           COM              539830109     3905 60390.00 SH       SOLE                 60390.00
MBNA Corporation               COM              55262L100     2481 134983.00SH       SOLE                134983.00
McGraw-Hill Inc                COM              580645109     3149 51430.00 SH       SOLE                 51430.00
Microsoft Corp                 COM              594918104     4124 94290.00 SH       SOLE                 94290.00
Morgan Stanley                 COM              617446448     2414 71260.00 SH       SOLE                 71260.00
Mylan Laboratories             COM              628530107     3627 110770.00SH       SOLE                110770.00
Newell Rubbermaid              COM              651229106      945 30600.00 SH       SOLE                 30600.00
Newfield Exploration Co        COM              651290108     2899 86295.00 SH       SOLE                 86295.00
Occidental Petroleum           COM              674599105     3489 122950.00SH       SOLE                122950.00
Old Republic Intl Corp         COM              680223104     2185 76995.00 SH       SOLE                 76995.00
Oracle Systems Corp            COM              68389X105     2688 342020.00SH       SOLE                342020.00
Oxford Health Plans Inc        COM              691471106     2790 71650.00 SH       SOLE                 71650.00
P G & E Corp                   COM              69331C108      144 12800.00 SH       SOLE                 12800.00
PPG Industries Inc             COM              693506107     1592 35620.00 SH       SOLE                 35620.00
Pfizer Incorporated            COM              717081103     4333 149315.00SH       SOLE                149315.00
Pier 1 Imports Inc/Del         COM              720279108     4262 223475.00SH       SOLE                223475.00
Pittston Brink's Gr            COM              725701106     3412 152330.00SH       SOLE                152330.00
Praxair Inc                    COM              74005P104     2157 42210.00 SH       SOLE                 42210.00
Ross Stores Inc                COM              778296103     3856 108200.00SH       SOLE                108200.00
Sabre Holdings Corp            COM              785905100     1481 76520.00 SH       SOLE                 76520.00
Storage Technology Corp        COM              862111200      404 38420.00 SH       SOLE                 38420.00
Tech Data Corp                 COM              878237106      512 19410.00 SH       SOLE                 19410.00
Tektronix Inc                  COM              879131100      570 34710.00 SH       SOLE                 34710.00
Tenet Healthcare               COM              88033G100     4375 88389.00 SH       SOLE                 88389.00
Texas Inds Inc                 COM              882491103     1211 49890.00 SH       SOLE                 49890.00
Thermo Electron Corp           COM              883556102     3045 188805.00SH       SOLE                188805.00
US Oncology Inc                COM              90338W103      647 79800.00 SH       SOLE                 79800.00
Verizon Comm                   COM              92343V104     2859 104186.00SH       SOLE                104186.00
Wal-Mart Stores Inc            COM              931142103      478  9700.00 SH       SOLE                  9700.00
Watson Pharmaceuticals Inc.    COM              942683103     2267 92500.00 SH       SOLE                 92500.00
Wells Fargo & Co               COM              949746101     3019 62680.00 SH       SOLE                 62680.00